Recoverable taxes (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Recoverable taxes
Value-added tax (net of provision for loss)	$ 433	$ 484
Brazilian federal contributions	593	659
Prepaid income taxes	561	967
Others	13	16
Total	1,600	2,126
Current	509	922
Non-current	$ 1,091	$ 1,204